RELATED PARTY TRANSACTION (Details Narrative) - USD ($)													3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 17, 2023	Apr. 13, 2023	Apr. 03, 2023	Mar. 23, 2023	Mar. 08, 2023	Mar. 01, 2023	Oct. 20, 2022	Sep. 29, 2022	May 31, 2022	Dec. 01, 2021	Nov. 19, 2021	Oct. 14, 2019	Jul. 31, 2023	Apr. 30, 2021	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Related Party Transaction [Line Items]
Related party debt amount												$ 10,000
Payments to related parties															$ 15,000	$ 37,183	$ 37,183	$ (0)
Cash contributed for payments of operating expenses														$ 4,676					$ 38,976
Payments to notes payables													$ 0		0		0	37,183
Principal repayment amount													15,000
Payments due to related parties													485,000		485,000
Accrued interest due													16,598		16,598
Long term notes payable outstanding													1,425,000		1,425,000		1,210,000	0
Accrued interest payable													34,335		34,335		14,725	0
Advances from related party													190,000
Repayments to related party													190,000		190,000
Due from related party													$ 56,392		$ 56,392		56,392	0
Accrued interest																	$ 15,758	$ 0
H N O Green Fuels [Member]
Related Party Transaction [Line Items]
Issuance of notes payable amount	$ 30,000	$ 20,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 590,000	$ 500,000	$ 20,000
Interest bearing rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Related party maturity date	Apr. 17, 2024	Apr. 13, 2024	Apr. 03, 2024	Mar. 23, 2024	Mar. 08, 2024	Mar. 01, 2024	Oct. 20, 2023	Sep. 29, 2023	May 31, 2030	Jan. 01, 2023	Dec. 19, 2022
Common stock shares issued											20,000,000
Payments to notes payables											$ 20,000
Custodian Ventures L L C [Member]
Related Party Transaction [Line Items]
Payments to related parties																			10,104	$ 10,104
Additional paid in capital																			$ 10,104
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock shares issued													10,000,000		10,000,000		5,000,000	10,000,000
Series A Preferred Stock [Member] | Custodian Ventures L L C [Member]
Related Party Transaction [Line Items]
Preferred stock shares issued												10,000,000